Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Expenses
Schedule of losses on claims, net, operating expenses and other expenses

Losses on claims, net, operating expenses and other expenses for the years ended December 31 were comprised as follows:

	2021			2020
	Insurance			Insurance
	and	Non-		and	Non-
	reinsurance	insurance		reinsurance	insurance
	companies(1)	companies	Total	companies(1)	companies	Total
Losses and loss adjustment expenses, property and casualty	10,272.9	—	10,272.9	8,954.5	—	8,954.5
Cost of sales	—	2,987.5	2,987.5	—	2,997.6	2,997.6
Wages and salaries(2)	1,547.1	761.3	2,308.4	1,359.1	632.4	1,991.5
Depreciation, amortization and impairment charges	291.0	639.4	930.4	234.6	517.5	752.1
Employee benefits	345.3	116.9	462.2	293.0	105.2	398.2
Premium taxes	285.9	—	285.9	240.3	—	240.3
Information technology costs	216.3	40.7	257.0	194.4	33.0	227.4
Audit, legal and tax professional fees	159.7	43.4	203.1	141.0	64.0	205.0
Repairs, maintenance and utilities	13.2	144.2	157.4	12.7	110.0	122.7
Share-based payments to directors and employees	118.2	18.3	136.5	103.6	5.9	109.5
Shipping and delivery	1.2	120.0	121.2	1.2	107.5	108.7
Marketing costs	33.4	70.1	103.5	27.6	67.5	95.1
Administrative expense and other(3)	402.4	145.1	547.5	299.0	218.3	517.3
Losses on claims, net, operating expenses and other expenses(4)(5)	13,686.6	5,086.9	18,773.5	11,861.0	4,858.9	16,719.9
Commissions, net (note 9)(6)	2,787.9	—	2,787.9	2,355.0	—	2,355.0
Interest expense (note 15)(6)	373.6	140.3	513.9	305.3	170.6	475.9
	16,848.1	5,227.2	22,075.3	14,521.3	5,029.5	19,550.8
(1)	Includes the Life insurance and Run-off reporting segment and Corporate and Other.
(2)

Includes the benefit of COVID-19 related government wage assistance of $62.1 (2020 - $123.8) recorded by the non-insurance companies as a reduction of other expenses in the consolidated statement of earnings.

(3)	Includes the benefit of COVID-19 lease concessions and government rent subsidies of $28.9 (2020 - $15.8 ), primarily at the non-insurance companies.
(4)	Expenses of the insurance and reinsurance companies, excluding commissions, net and interest expense, are included in losses on claims, net and operating expenses in the consolidated statement of earnings.
(5)	Expenses of the non-insurance companies, excluding commissions, net and interest expense, are included in other expenses in the consolidated statement of earnings.

(6)Presented as separate lines in the consolidated statement of earnings.